Debt and Derivative Instruments - Additional Information (Detail) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	May 31, 2021	Apr. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Write-off of unamortized debt issuance costs			$ 122,000
Aggregate maximum commitment amount	$ 5,784,984,000	$ 5,784,984,000
Reduction to net fair value	110,000	110,000
Addition to net fair value						$ 247,000
Notional amounts	1,140,750,000	1,140,750,000
Interest Rate Swap | Not designated as hedges
Debt Instrument [Line Items]
Notional amounts	$ 404,750,000	404,750,000
Accrued interest		$ 11,941,000
Fixed interest rate on derivative contracts	2.73%	2.73%
Interest Rate Swap | Designated
Debt Instrument [Line Items]
Notional amounts	$ 420,000,000	$ 420,000,000
Fixed interest rate on derivative contracts	0.17%	0.17%
Terminate date		May 2031
Estimated amount to be reclassified from AOCI to interest expense		$ 11,718,000
Interest Rate Swap | Minimum | Designated
Debt Instrument [Line Items]
Fixed interest rate on derivative contracts	0.75%	0.75%
Interest Rate Swap | Maximum | Designated
Debt Instrument [Line Items]
Fixed interest rate on derivative contracts	1.26%	1.26%
TMCL VII 2021-2 Bonds
Debt Instrument [Line Items]
Aggregate maximum commitment amount	$ 642,517,000	$ 642,517,000
TMCL VII 2021-2 Bonds | Class A Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued					$ 605,200,000
TMCL VII 2021-2 Bonds | Class B Secured Debt Facility
Debt Instrument [Line Items]
Bonds issued					46,000,000
TMCL VII 2019-1 Bonds
Debt Instrument [Line Items]
Write-off of unamortized debt issuance costs	2,857,000
TMCL II Secured Debt Facility
Debt Instrument [Line Items]
Aggregate maximum commitment amount	$ 1,500,000,000	$ 1,500,000,000		$ 1,500,000,000	$ 1,200,000,000